Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments Text Block Abstract
Schedule of financial instruments and their carrying amounts
		Carrying amounts
	Notes	2022	2021
Financial assets (*)
Amortized cost
Related parties - assets	10.1	252	114
Accounts receivable and other accounts receivable		198	169
Fair value through income
Gain of financial instruments at fair value	15.11.1	182	32
Fair value through other comprehensive income
Accounts receivable with credit card companies and sales tickets		424	155
Financial liabilities
Other financial liabilities - amortized cost
Related parties – liabilities	10.1	(261)	(368)
Trade payables and trade payables - agreements	14	(13,779)	(6,139)
Borrowings and financing	15.11.1	(1,217)	(1,210)
Debentures and promissory notes	15.12	(11,025)	(6,446)
Lease liabilities	17.2	(8,360)	(4,051)
Fair value through income
Borrowings and financing, including derivatives	15.11.1	(313)	(341)
Loss of financial instruments at fair value	15.11.1	(36)	(36)
Net exposure		(33,935)	(18,121)

(*)	Other than cash and cash equivalents in the amount of R$5,842 (R$2,550 as of December 31, 2021)

Schedule of capital structure
	As of December 31,
	2022	2021
Borrowings, financing, debentures and promissory notes	(12,591)	(8,033)
(-) Cash and cash equivalents	5,842	2,550
(-) Derivative financial instruments	182	32
Net debt	(6,567)	(5,451)
Shareholders´ equity	3,896	2,766
% Net debt over shareholders´ equity	169%	197%

Schedule of aging profile of financial liabilities
	Less than 1 year	1 to 5 years	More than 5 years	Total
Borrowings and financing	948	835	-	1,783
Debentures and promissory notes	1,142	11,362	3,671	16,175
Derivative financial instruments	214	219	(1,081)	(648)
Lease liabilities	1,356	5,828	13,494	20,678
Trade payables	8,538	-	-	8,538
Trade payables – Agreements	2,039	-	-	2,039
Trade payables – Agreements – Acquisition of Extra stores	2,422	780	-	3,202
Total	16,659	19,024	16,084	51,767

Schedule of derivative transactions that qualify as hedge accounting
	Notional value		Fair value
	2022	2021	2022	2021
Swap of hedge
Hedge purpose (debt)	2,360	1,888	2,542	1,869
Long position
Fixed rate	106	106	109	60
USD + Fixed	282	282	282	281
Hedge - CRI	1,972	1,500	2,151	1,528

Short position	(2,360)	(1,888)	(2,396)	(1,873)
Net hedge position	-	-	146	(4)

Schedule of net exposure of derivative financial instruments
				Market projections
Transactions	Notes	Risk (CDI Increase)	Balance at 2022	Scenario (I)	Scenario (II)	Scenario (III)
Borrowings and financing	15.11.1	CDI + 1.55% per year	(1,223)	(170)	(178)	(187)
Borrowings and financing (fixed rate)	15.11.1	TR + 9.80% per year	(48)	(58)	(62)	(67)
Borrowings and financing (foreign exchange)	15.11.1	USD + 1.06% per year	(262)	(6)	(20)	(33)
Debentures and promissory notes	15.11.1	CDI + 1.44% per year	(11,123)	(1,534)	(1,611)	(1,688)
Total net effect (loss)			(12,656)	(1,768)	(1,871)	(1,975)

Cash equivalents	6	92.80%	5,605	734	771	808
Net exposure loss			(7,051)	(1,034)	(1,100)	(1,167)

Schedule of fair value hierarchy of financial assets and liabilities
	Carrying amount		Fair value
	2022	2021	2022	2021	Level
Trade receivables with credit cards companies and sales tickets	424	155	424	155	2
Swaps of annual rates between currencies	(36)	(11)	(36)	(11)	2
Interest rate swaps	2	4	2	4	2
Interest rate swaps - CRI	180	3	180	3	2
Borrowings and financing (fair value)	(313)	(341)	(313)	(341)	2
Borrowings and financing (amortized cost)	(12,242)	(7,656)	(12,096)	(7,372)	2
	(11,985)	(7,846)	(11,839)	(7,562)

Schedule of consolidated position of outstanding derivative transactions
	Notional		As of December 31,
Description Risk	(millions)	Due date	2022	2021
Debt
USD – BRL	US$ 50	2023	(36)	(11)
Debt
IPCA – BRL	R$ 1,972	2028, 2029 and 2031	180	3

Interest rate swaps registered at CETIP
Fixed rate x CDI	R$ 54	2027	1	2
Fixed rate x CDI	R$ 52	2027	1	2
Derivatives - Fair value hedge – Brazil			146	(4)

Schedule of debt weighted average
	Weighted	As of December 31,
	average rate	2022	2021
Current
Debentures and promissory notes
Debentures and promissory notes	CDI + 1.46% per year	454	194
Borrowing costs		(23)	(14)
Total debentures and promissory notes		431	180

Borrowings and financing in domestic currency
Working capital	TR + 9.80%	12	14
Working capital	CDI + 1.15% per year	523	419
Borrowing costs		(4)	(4)
Total domestic currency		531	429

In foreign currency
Working capital	USD + 1.06% per year	262	1
Total foreign currency		262	1
Total of borrowings and financing		793	430

Derivative financial instruments
Swap contracts	CDI + 0.84% per year	(27)	(4)
Swap contracts	CDI + 1.35% per year	36	3
Total derivative financial instruments		9	(1)
Total current		1,233	609

	Weighted	As of December 31,
	average rate	2022	2021
Non-current
Debentures and promissory notes
Debentures and promissory notes	CDI + 1.44% per year	10,669	6,329
Borrowing costs		(75)	(63)
Total debentures and promissory notes		10,594	6,266

Borrowings and financing in domestic currency
Working capital	TR + 9.80%	39	47
Working capital	CDI + 1.84% per year	700	800
Borrowing costs		(2)	(5)
Total domestic currency		737	842

In foreign currency
Working capital	USD + 1.06% per year	-	279
Total foreign currency		-	279
Total of borrowings and financing		737	1,121

Derivative financial instruments
Swap contracts	CDI + 0.84% per year	(155)	(28)
Swap contracts	CDI + 1.35% per year	-	33
Total derivative financial instruments		(155)	5
Total non-current		11,176	7,392

Total		12,409	8,001

Current assets		27	4
Non-current assets		155	28
Current liabilities		1,260	613
Non-current liabilities		11,331	7,420

Schedule of rollforward of financial instruments
Amounts
Balance as of January 1, 2020	8,781
Funding - working capital	2,852
Interest provision	486
Swap contracts	(60)
Mark-to-market	12
Exchange rate and monetary variation	57
Debt modification impact	71
Borrowing costs	42
Interest amortization	(549)
Principal amortization	(2,543)
Swap amortization	13
Conversion adjustment to reporting currency	172
Discontinued operations	(1,571)
Balance as of December 31, 2020	7,763
Funding - working capital	6,090
Interest provision	559
Swap contracts	39
Mark-to-market	31
Exchange rate and monetary variation	5
Debt modification impact	(71)
Borrowing costs	64
Interest amortization	(406)
Principal amortization	(6,075)
Swap amortization	2
Balance as of December 31, 2021	8,001
Funding - working capital	3,959
Interest provision	1,436
Swap contracts	82
Mark-to-market	(111)
Exchange rate and monetary variation	(18)
Borrowing costs	26
Interest amortization	(783)
Principal amortization	(61)
Swap amortization	(122)
Balance as of December 31, 2022	12,409

Schedule of noncurrent maturities
Maturity	Amounts
From 1 to 2 years	2,150
From 2 to 3 years	3,872
From 3 to 4 years	548
From 4 to 5 years	2,389
More than 5 years	2,294
Total	11,253

Borrowing Cost	(77)
Total	11,176

Schedule of debentures and promissory notes
		Issue	Outstanding Debentures	Date		Annual financial	Unit price	As of December 31,
	Type	amount	(units)	Issuance	Maturity	charges	(in Reais)	2022	2021
First Issue of Promissory Notes – 3rd series	non-preemptive right	50	1	7/4/2019	7/4/2022	CDI + 0.72% per year	-	-	57
First Issue of Promissory Notes – 4th series	non-preemptive right	250	5	7/4/2019	7/4/2023	CDI + 0.72% per year	63,479,473	317	281
First Issue of Promissory Notes – 5th series	non-preemptive right	200	4	7/4/2019	7/4/2024	CDI + 0.72% per year	63,479,473	254	225
First Issue of Promissory Notes – 6th series	non-preemptive right	200	4	7/4/2019	7/4/2025	CDI + 0.72% per year	63,479,473	254	225
Second Issue of Debentures – 1st series	non-preemptive right	940,000	940,000	6/1/2021	5/20/2026	CDI + 1.70% per year	1,017	957	951
Second Issue of Debentures – 2nd series	non-preemptive right	660,000	660,000	6/1/2021	5/22/2028	CDI + 1.95% per year	1,017	672	668
Second Issue of Promissory Notes – 1st series	non-preemptive right	1,250,000	1,250,000	8/27/2021	8/27/2024	CDI + 1.47% per year	1,173	1,467	1,285
Second Issue of Promissory Notes – 2nd series	non-preemptive right	1,250,000	1,250,000	8/27/2021	2/27/2025	CDI + 1.53% per year	1,173	1,468	1,286
Third Issue of Debentures – 1st series – CRI	non-preemptive right	982,526	982,526	10/15/2021	10/16/2028	IPCA + 5.15% per year	1,091	1,072	1,012
Third Issue of Debentures – 2nd series – CRI	non-preemptive right	517,474	517,474	10/15/2021	10/15/2031	IPCA + 5.27% per year	1,092	565	533
Fourth Issue of Debentures - single series	non-preemptive right	2,000,000	2,000,000	1/7/2022	11/26/2027	CDI + 1.75% per year	1,014	2,028	-
First Issue of Commercial Paper Notes - single series	non-preemptive right	750,000	750,000	2/10/2022	2/9/2025	CDI + 1.70% per year	1,058	793	-
Fifth Issue of Debentures - single series - CRI	non-preemptive right	250,000	250,000	4/5/2022	3/28/2025	CDI + 0.75% per year	1,034	258	-
Sixth Issue of Debentures - 1st series - CRI	non-preemptive right	72,962	72,962	9/28/2022	9/11/2026	CDI + 0,60% per year	1,035	75	-
Sixth Issue of Debentures - 2nd series - CRI	non-preemptive right	55,245	55,245	9/28/2022	9/13/2027	CDI + 0.70% per year	1,035	57	-
Sixth Issue of Debentures - 3rd series – CRI	non-preemptive right	471,793	471,793	9/28/2022	9/13/2029	IPCA + 6.70% per year	1,027	485	-
Second Issue of Commercial Paper Notes - single series	non-preemptive right	400,000	400,000	12/26/2022	12/26/2025	CDI + 0.93% per year	1,002	401	-
Borrowing Cost								(98)	(77)
								11,025	6,446
Current								431	180
Non-current								10,594	6,266